Related Party Transactions - Founder Shares (Details)						12 Months Ended
	May 13, 2020 shares	May 08, 2020 shares	Apr. 24, 2020 shares	Jan. 17, 2020 USD ($) $ / shares shares	Dec. 27, 2019 USD ($) shares	Dec. 31, 2020 USD ($) Item $ / shares	Jun. 30, 2021 $ / shares	Nov. 11, 2020 $ / shares	Dec. 31, 2019 $ / shares
Jaws Acquisition Corp
Related Party Transaction [Line Items]
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination						30 days
Sponsor | Jaws Acquisition Corp
Related Party Transaction [Line Items]
Proceeds from issue of shares | $						$ 25,000
Class A common stock
Related Party Transaction [Line Items]
Common shares, par value (in dollars per share)						$ 0.0001	$ 0.0001
Class A common stock | Jaws Acquisition Corp
Related Party Transaction [Line Items]
Common shares, par value (in dollars per share)						0.0001			$ 0.0001
Class A common stock | Sponsor | Jaws Acquisition Corp
Related Party Transaction [Line Items]
Common shares, par value (in dollars per share)						0.0001			0.0001
Class A common stock | Sponsor | Founder Shares | Jaws Acquisition Corp
Related Party Transaction [Line Items]
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)						12.00
Class B common stock
Related Party Transaction [Line Items]
Common shares, par value (in dollars per share)						0.0001	$ 0.0001
Class B common stock | Jaws Acquisition Corp
Related Party Transaction [Line Items]
Proceeds from issue of shares | $					$ 0
Common shares, par value (in dollars per share)						0.0001		$ 0.0001	0.0001
Class B common stock | Founder Shares | Jaws Acquisition Corp
Related Party Transaction [Line Items]
Number of shares issued (in shares) | shares					1
Class B common stock | Sponsor | Jaws Acquisition Corp
Related Party Transaction [Line Items]
Common shares, par value (in dollars per share)						$ 0.0001			$ 0.0001
Class B common stock | Sponsor | Founder Shares | Jaws Acquisition Corp
Related Party Transaction [Line Items]
Number of shares issued (in shares) | shares				8,625,000
Proceeds from issue of shares | $				$ 25,000
Common shares, par value (in dollars per share)				$ 0.0001
Number of shares held (in shares) | shares	17,250,000	17,250,000	17,250,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders	20.00%	20.00%	20.00%
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination						1 year
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | Item						20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | Item						30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences						150 days
Class B common stock | Sponsor | Maximum | Founder Shares | Jaws Acquisition Corp
Related Party Transaction [Line Items]
Number of shares subject to forfeiture (in shares) | shares	2,250,000	2,250,000	2,250,000